Concentration (Details)	12 Months Ended
	Dec. 31, 2017 segment item	Dec. 31, 2016 item	Dec. 31, 2015 item
Concentration
Number of reporting segments | segment	3
Customer concentration
Concentration
Number of major customers | item	1	1	1
Total revenue | Memorial Hermann Health System | Customer concentration
Concentration
Concentration risk (as a percent)	15.00%	16.00%	15.00%